Reinsurance - Summary of the impact of funds withheld (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Net investment income - Fortitude Re funds withheld assets	$ 9,576	$ 11,672	$ 10,516
Net realized gains (losses) on Fortitude Re funds withheld assets	8,013	1,855	(3,741)
Income (loss) before income tax expense (benefit)	10,460	10,127	851
Income tax expense (benefit)	(1,991)	(1,843)	15
Net income	8,469	8,284	866
Comprehensive income (loss)	(17,655)	3,778	6,196
Fortitude Re funds withheld assets
Effects of Reinsurance [Line Items]
Net investment income - Fortitude Re funds withheld assets	891	1,775	1,427
Fortitude Holdings
Effects of Reinsurance [Line Items]
Net investment income - Fortitude Re funds withheld assets	891	1,775	1,427
Net realized gains (losses) on Fortitude Re funds withheld assets	5,950	237	(2,976)
Income (loss) before income tax expense (benefit)	6,841	2,012	(1,549)
Income tax expense (benefit)	(1,437)	(423)	325
Net income	5,404	1,589	(1,224)
Comprehensive income (loss)	340	101	(59)
Fortitude Holdings | Fortitude Re funds withheld assets
Effects of Reinsurance [Line Items]
Net realized gains (losses) on Fortitude Re funds withheld assets	(397)	924	1,002
Fortitude Holdings | Fortitude Re funds withheld assets | Embedded derivatives
Effects of Reinsurance [Line Items]
Net realized gains (losses) on Fortitude Re funds withheld assets	6,347	(687)	(3,978)
Fortitude Holdings | Other investments
Effects of Reinsurance [Line Items]
Change in unrealized appreciation (depreciation) of the invested assets supporting the Fortitude Re modco arrangement classified as available for sale*	$ (5,064)	$ (1,488)	$ 1,165